Derivative Financial Instruments - Summary of Derivatives Carried at Fair Value (Details) £ in Thousands	Dec. 31, 2020 GBP (£)
Changes In Fair Value Of Credit Derivative [Abstract]
Derivative financial instrument	£ 1,492